Income Taxes - Components of Income (loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income taxes:
United States	$ 69,363	$ 57,339	$ (12,202)
Foreign	138,246	147,188	132,982
INCOME BEFORE INCOME TAX EXPENSE	$ 207,609	$ 204,527	$ 120,780